Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2020
VELODYNE LIDAR, INC AND SUBSIDIARIES
Fair Value Measurement
Summary of assets measured at fair value on a recurring basis, by level, within the fair value hierarchy

The following table summarize the Company’s assets measured at fair value on a recurring basis, by level, within the fair value hierarchy (in thousands):

	December 31, 2018
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market fund	$6,838	$—	$—	$6,838
Commercial paper	—	1,494	—	1,494
Securities sold under agreements to repurchase	—	8,000	—	8,000
Total cash equivalents	6,838	9,494	—	16,332
Short-term investments:
Commercial paper	—	20,809	—	20,809
Corporate debt securities	—	9,217	—	9,217
U.S. government and agency securities	2,487	—	—	2,487
Asset backed securities	—	2,974	—	2,974
Total short-term investments	2,487	33,000	—	35,487
Total assets measured at fair value	$9,325	$42,494	$—	$51,819

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market fund	$44,669	$—	$—	$44,669
Total cash equivalents	44,669	—	—	44,669
Short-term investments:
Commercial paper	—	1,099	—	1,099
Corporate debt securities	—	1,100	—	1,100
Total short-term investments	—	2,199	—	2,199
Total assets measured at fair value	$44,669	$2,199	$—	$46,868

	June 30, 2020
	Level 1	Level 2	Level 3	Total

	(unaudited)
Cash equivalents:
Money market fund	$15,053	$—	$—	$15,053
Total assets measured at fair value	$15,053	$—	$—	$15,053